Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
AGF U.S. Market Neutral Anti-Beta Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	(35.40%)	(5.50%)	(5.75%)
Dow Jones U.S. Thematic Market Neutral Low Beta Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(37.18%)	(7.49%)	(6.58%)
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.33%	13.41%	15.50%